Significant Accounting Estimates and Judgments (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Significant Accounting Estimates And Judgments
Intangible assets, period of amortization	Amortization is spread evenly over the lesser of 10 years or the license period.
Allowance for doubtful accounts	$ 4,740	$ 2,430
Loss recognized in deconsolidation	$ 14,649
Equity interest, divested	51.00%
Credit impairment (loss)	$ (10,193)